Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Other Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31, 2017 and 2016:

(millions)	December 31, 2017	December 31, 2016
Intangible assets subject to amortization	$354.2	$420.4
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$366.6	$432.8
[1]Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both periods presented.

Intangible Assets Subject to Amortization
Intangible assets subject to amortization consisted of the following:

(millions)	December 31, 2017			December 31, 2016
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$100.7	$155.5	$256.2	$64.1	$192.1
Agency relationships	159.2	31.3	127.9	159.2	19.9	139.3
Software rights	79.1	29.4	49.7	79.1	18.8	60.3
Trade name	34.8	13.7	21.1	34.8	6.1	28.7
Total	$529.3	$175.1	$354.2	$529.3	$108.9	$420.4

Amortization on Intangible Assets
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2017, is as follows:

(millions)
Year	Amortization Expense
2018	$71.9
2019	66.4
2020	56.9
2021	56.6
2022	29.2